ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Beginning balance	$ 6,394,429	$ 565,793
(Write-off)/Addition	(798,446)	5,747,069
Exchange rate effect	(512,738)	81,567
Ending balance	$ 5,083,245	$ 6,394,429